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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bristlecone Value Partners, LLC
           -------------------------------------------------
Address:   10880 Wilshire Boulevard,
           -------------------------------------------------
           Suite 880
           -------------------------------------------------
           Los Angeles, CA  90024
           -------------------------------------------------

Form 13F File Number:  28 - 11148
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jean-Luc Nouzille
             -----------------------------------------------
Title:       Managing Partner
             -----------------------------------------------
Phone:       310-806-4141
             -----------------------------------------------

Signature, Place, and Date of Signing:


     /s/ Jean-Luc Nouzille              Los Angeles, CA             2-3-06
-------------------------------    -------------------------   -----------------
          [Signature]                    [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------------

Form 13F Information Table Entry Total: 40
                                        ---------------------

Form 13F Information Table Value Total: $ 454,404
                                        ---------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                          FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4     COLUMN 5              COLUMN 6     COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS      CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                     COM   020002101   $ 12,761   236,003  SHRS                SOLE               234,638         1,365

ALLTEL CORP                       COM   020039103   $ 11,589   183,653  SHRS                SOLE               182,614         1,039

AMERICAN INTL GROUP INC COM       COM   026874107   $ 13,650   200,054  SHRS                SOLE               198,894         1,160

AMGEN INC                         COM   031162100   $    355     4,504  SHRS                SOLE                 4,504             -

AON CORP                          COM   037389103   $ 10,565   293,874  SHRS                SOLE               292,209         1,665

AT&T INC (NEW)                    COM   00206R102   $ 15,021   613,349  SHRS                SOLE               609,789         3,560

BANK OF AMERICA CORP              COM   060505104   $ 12,164   263,571  SHRS                SOLE               262,051         1,520

BRISTOL MYERS SQUIBB CO           COM   110122108   $ 11,824   514,554  SHRS                SOLE               511,624         2,930

CITIGROUP INC                     COM   172967101   $ 12,325   253,958  SHRS                SOLE               252,528         1,430

DISCOVERY HOLDING CO CL A COM     COM   25468Y107   $  1,334    88,026  SHRS                SOLE                87,526           500

ELECTRONIC DATA SYSTEMS CORP      COM   285661104   $ 16,885   702,369  SHRS                SOLE               698,274         4,095

EMERSON ELECTRIC CO               COM   291011104   $ 12,568   168,247  SHRS                SOLE               167,262           985

EXPEDIA INC DEL COM               COM   30212P105   $  6,988   291,637  SHRS                SOLE               290,012         1,625

EXXON MOBIL CORP                  COM   30231G102   $ 10,267   182,790  SHRS                SOLE               181,730         1,060

FIRST DATA CORP                   COM   319963104   $  5,999   139,484  SHRS                SOLE               138,679           805

GENERAL DYNAMICS CORP             COM   369550108   $ 17,379   152,382  SHRS                SOLE               151,512           870

IAC INTERACTIVECORP COM NEW       COM   44919P300   $  8,233   290,822  SHRS                SOLE               289,117         1,705

J P MORGAN CHASE & CO             COM   46625H100   $ 14,604   367,952  SHRS                SOLE               365,832         2,120


                                                          FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4     COLUMN 5              COLUMN 6     COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS      CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP                           COM   493267108   $ 15,666   475,742  SHRS                SOLE               473,057         2,685

KROGER CO                         COM   501044101   $ 19,589 1,037,529  SHRS                SOLE             1,032,149         5,380

LIBERTY MEDIA CORP COM SER A      COM   530718105   $ 11,156 1,417,541  SHRS                SOLE             1,409,421         8,120

LOWES COS INC                     COM   548661107   $    243     3,640  SHRS                SOLE                 3,640             -

MCDONALDS CORP                    COM   580135101   $ 13,605   403,480  SHRS                SOLE               401,235         2,245

MERCK & CO INC                    COM   589331107   $ 12,352   388,303  SHRS                SOLE               386,068         2,235

MERRILL LYNCH & CO INC            COM   590188108   $ 11,444   168,963  SHRS                SOLE               167,978           985
MOLSON COORS BREWING CO
CL B                              COM   60871R209   $  7,939   118,508  SHRS                SOLE               117,828           680

NEWELL RUBBERMAID INC             COM   651229106   $ 18,126   762,240  SHRS                SOLE               757,915         4,325

PEPSICO INC                       COM   713448108   $  6,834   115,681  SHRS                SOLE               115,051           630

PFIZER INC                        COM   717081103   $ 10,453   448,239  SHRS                SOLE               445,619         2,620

PNC FINANCIAL CORP                COM   693475105   $ 11,620   187,936  SHRS                SOLE               186,836         1,100

SPRINT CORP                       COM   852061100   $  3,846   164,657  SHRS                SOLE               163,812           845

TENET HEALTHCARE CORP             COM   88033G100   $  7,980 1,041,831  SHRS                SOLE             1,037,536         4,295

TEXTRON INC                       COM   883203101   $  8,476   110,112  SHRS                SOLE               109,492           620

THE DIRECTV GROUP INC COM         COM   25459L106   $ 16,412 1,162,288  SHRS                SOLE             1,155,373         6,915

TYCO INTL LTD                     COM   902124106   $ 20,021   693,739  SHRS                SOLE               689,784         3,955

VERIZON COMMUNICATIONS            COM   92343V104   $  5,246   174,175  SHRS                SOLE               173,435           740


                                                          FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4     COLUMN 5              COLUMN 6     COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS      CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP                     COM   929903102   $ 13,586   257,020  SHRS                SOLE               255,575         1,445

WAL MART STORES INC               COM   931142103   $  9,523   203,481  SHRS                SOLE               202,321         1,160

WASHINGTON MUTUAL INC             COM   939322103   $ 18,490   425,060  SHRS                SOLE               422,638         2,422

WASTE MANAGEMENT INC              COM   94106L109   $ 17,287   569,575  SHRS                SOLE               566,325         3,250





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